Share Capital - Options by exercise price (Details)	12 Months Ended
	Jun. 30, 2024 EquityInstruments $ / shares	Jun. 30, 2023 EquityInstruments	Jun. 30, 2022 EquityInstruments
Share Capital
Number of Shares, Options Outstanding | EquityInstruments	9,070,000	8,170,000	10,170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 11 months 8 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 4.54
Number Exercisable, Options Exercisable | EquityInstruments	7,753,333
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 4.66
1.40
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.40
Number of Shares, Options Outstanding | EquityInstruments	900,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	0 years
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 1.40
Number Exercisable, Options Exercisable | EquityInstruments	900,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 1.40
7.55
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 7.55
Number of Shares, Options Outstanding | EquityInstruments	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	7 months 13 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 7.55
Number Exercisable, Options Exercisable | EquityInstruments	500,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 7.55
3.39
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.39
Number of Shares, Options Outstanding | EquityInstruments	1,200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 6 months 18 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 3.39
Number Exercisable, Options Exercisable | EquityInstruments	1,200,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 3.39
6.08
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.08
Number of Shares, Options Outstanding | EquityInstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 18 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 6.08
Number Exercisable, Options Exercisable | EquityInstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 6.08
6.31
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.31
Number of Shares, Options Outstanding | EquityInstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 8 months 4 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 6.31
Number Exercisable, Options Exercisable | EquityInstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 6.31
8.25
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 8.25
Number of Shares, Options Outstanding | EquityInstruments	170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 8 months 15 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 8.25
Number Exercisable, Options Exercisable | EquityInstruments	170,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 8.25
9.40
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 9.40
Number of Shares, Options Outstanding | EquityInstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 9 months 10 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 9.40
Number Exercisable, Options Exercisable | EquityInstruments	100,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 9.40
5.08
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 5.08
Number of Shares, Options Outstanding | EquityInstruments	3,750,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 9 months 10 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 5.08
Number Exercisable, Options Exercisable | EquityInstruments	3,750,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 5.08
5.23
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 5.23
Number of Shares, Options Outstanding | EquityInstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 10 months 24 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 5.23
Number Exercisable, Options Exercisable | EquityInstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 5.23
4.00
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 4.00
Number of Shares, Options Outstanding | EquityInstruments	1,750,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 2 months 26 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 4.00
Number Exercisable, Options Exercisable | EquityInstruments	533,333
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 4.00
1.47
Share Capital
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.47
Number of Shares, Options Outstanding | EquityInstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 9 months 18 days
Weighted Average Exercise Price, Options Exercisable (in CAD per share)	$ 1.47